Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2023
Categories of financial assets [abstract]
Financial Assets at Fair Value	Financial Assets at Fair Value
(a)Financial Assets at Fair Value Through Other Comprehensive Income
Financial assets at FVOCI comprise of investments in debt securities where the contractual cash flows are solely principal and interest and the objective of the Group’s business model is achieved by collecting contractual cash flows and selling financial assets. Financial assets at FVOCI consist of investments in the following:

	December 31,
(In thousands)	2022	2023
Non-current assets
U.S. Treasury bills	$1,686	$—
Listed bonds	7,754	—
	9,440	—
Current assets
U.S. Treasury bills	38,983	1,750
Government agency bond	1,201	3,953
Listed bonds	7,571	—
Unlisted debt securities[i]	25,652	6,943
	$73,407	$12,646

(i)Unlisted debt securities comprise of investments in commercial paper of financial institutions.
On disposal of debt investments, any related balance within the FVOCI reserve is reclassified to other (losses)/gains within profit or loss. Maturities of debt investments recorded at FVOCI totaled USD 92.9 million during the year ended December 31, 2023.

	Year Ended December 31,
	2022	2023
(In thousands)
Interest income recognized in profit and loss related to debt investments	$1,352	$2,030
(Losses)/gains recognized in other comprehensive income related to debt investments	$(365)	$354
Financial assets at FVOCI are reflected as Level 1 and 2 instruments, as short-term and long-term investments. As of December 31, 2023, the Group had USD 12.6 million of FVOCI short-term investments. The following amounts table presents changes in Level 1 and 2 instruments of short-term and long-term investments for debt investments at FVOCI:

	Year Ended December 31,
(In thousands)	2022	2023
Financial assets at fair value through other comprehensive income
Opening balance	$—	$82,847
Additions	109,608	31,028
Settlements (including coupon interest received)	(27,748)	(103,613)
Accrued interest	482	327
Discount accreted	870	1,703
Change in fair value debited to other comprehensive income[i]	(365)	354
Exchange difference		—
Closing balance	$82,847	$12,646
(i).    Includes unrealized gains / (losses) recognized in other comprehensive income attributable to balances held at the end of the reporting period.
Information about the methods and assumptions used in determining fair value is provided in Note 3. Impairment on financial assets at FVOCI is measured based on expected losses and changes in credit risk and recognized into profit and loss when determined. As of December 31, 2023, no impairment has been recognized on debt investments at FVOCI. All of the financial assets at FVOCI are denominated in USD.
(b)Financial Assets at Fair Value Through Profit or Loss
Financial assets at FVTPL comprise of investments in wealth management products and investments in money market funds.
Investments in wealth management products are reflected as Level 3 instruments, as short-term investments. The following table presents the changes in Level 3 instruments of short-term investments in wealth management products:

	Year Ended December 31,
(In thousands)	2022	2023
Financial assets at fair value through profit or loss
Opening balance	$—	$—
Additions	6,456	1,573
Settlements	(6,478)	(1,578)
Fair value gains recognized in profit or loss (Note 9)	22	5
Closing balance	$—	$—
The fair value of wealth management products is based on discounted cash flows using their expected returns. The returns on these wealth management products were not guaranteed, hence their contractual cash flows did not qualify solely as payments of principal and interest. Changes in fair value of these financial assets are recorded in other (losses)/gains – net in the consolidated statements of loss.
Investments in money market funds are reflected as Level 1 instruments, as cash equivalents. As of December 31, 2023, the Group had USD 78.3 million of money market investments included in cash equivalents. The following table presents the changes in Level 1 instruments of money market funds included in cash equivalents for the year ended December 31, 2023.

	Year Ended December 31,
(In thousands)	2022	2023
Financial assets at fair value through profit or loss
Opening balance	$—	$18,368
Additions	97,526	103,613
Settlements (including coupon interest received, net of fees)	(79,406)	(46,167)
Investment income credited to profit or loss	248	2,503
Closing balance	$18,368	$78,317
The carrying amounts of the Group’s other financial assets and liabilities, including cash, other receivables, trade payable and other payables, approximate their fair values.